SUPPLEMENT, DATED JUNE 14, 2000
                                       TO
                          PROSPECTUS, DATED MAY 1, 2000

                   DISCOVERY PREMIER GROUP RETIREMENT ANNUITY

This supplement corrects certain typographical errors that appeared in the most-recently filed prospectus for the Discovery Premier Group Retirement Annuity.


GLOSSARY PAGE. Properly align the definition of "Prudential."

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PAGE 4. Eliminate "0.75%" appearing before the words "Total Separate Account
Expenses."

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PAGE 5. Delete "VIP" in front of the words "Franklin Small Cap Fund--Class I."
Bold footnotes 3 and 4 appearing within the section concerning Franklin Templeton Variable Insurance Products Trust.

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PAGE 6. Delete "VIP" from footnote 3.

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PAGE 7. In footnote 8, change the word "discounted" to "discontinued", and add the word "fee" after the word "management" in the last line.

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PAGE 8. Delete "VIP" appearing in front of Franklin Small Cap Fund--Class I.

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PAGES 9 AND 10. Add "V.A." in front of the words "Bond Fund" in the section on
John Hancock Declaration Trust.

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PAGE 11. Delete the word "The" in the heading that currently reads "The
Prudential Insurance Company of America."

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PAGE 16. In the description of MFS Bond Series, change the beginning of the sentence to read "[t]he investment objective is primarily to provide as high a level of current income...."

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PAGE 17. In the first sentence on the page, refer to page 4, rather than page 5.

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PAGE 19. Change the beginning of the 3rd sentence to state that "[i]f we do not receive the necessary enrollment information in response to this initial notice...."

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PAGE 31. In the second paragraph on this page, change "form" to "from."

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PAGE 36. In the second paragraph on this page, move the clause that reads:
"(4) or hard ship distribution of salary deferral amounts". To follow
"(3) distribution required as minimum distributions".

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PAGE 37. In the first paragraph, change "general account" to "General Account."